Share-based payments (Tables)	12 Months Ended
Mar. 31, 2023
Share-based payments
Schedule of movements in outstanding ordinary share options

	Ordinary share options
	2023	2022	2021
	Millions	Millions	Millions
1 April	61	62	53
Granted during the year	50	20	35
Forfeited during the year	(2)	(2)	(1)
Exercised during the year	(8)	(1)	–
Expired during the year	(39)	(18)	(25)
31 March	62	61	62
Weighted average exercise price:
1 April	£1.02	£1.07	£1.19
Granted during the year	£0.83	£0.95	£1.03
Forfeited during the year	£1.02	£1.06	£1.16
Exercised during the year	£1.05	£1.17	£1.23
Expired during the year	£1.01	£1.10	£1.27
31 March	£0.87	£1.02	£1.07

Summary of options outstanding

	31 March 2023			31 March 2022
			Weighted			Weighted
			remaining			remaining
		Weighted	average		Weighted	average
	Outstanding	average	contractual	Outstanding	average	contractual
	shares	exercise	life	shares	exercise	life
	Millions	price	Months	Millions	price	Months
Vodafone Group Sharesave Plan:
£0.78 – £1.78	62	£0.87	33	61	£1.02	24

Schedule of movements in non-vested shares

	2023		2022		2021
		Weighted		Weighted		Weighted
		average fair		average fair		average fair
		value at		value at		value at
	Millions	grant date	Millions	grant date	Millions	grant date
1 April	270	£1.07	267	£1.20	245	£1.41
Granted	120	£1.17	113	£1.17	108	£0.99
Vested	(70)	£1.15	(68)	£1.44	(56)	£1.56
Forfeited	(59)	£0.89	(42)	£1.52	(30)	£1.10
31 March	261	£1.14	270	£1.07	267	£1.20